Fair Value Measurement (Fair Value of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Financial Instruments [Line Items]
Cash equivalents	$ 469,703	$ 110,698
Restricted time deposits	354,739	417,442
Short-term investments	174,515	191,577
Investment in debt securities		1,965
Total	998,957	721,682
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Restricted time deposits	0	0
Short-term investments	0	0
Investment in debt securities		0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	469,703	110,698
Restricted time deposits	354,739	417,442
Short-term investments	174,515	191,577
Investment in debt securities		1,965
Total	998,957	721,682
Significant Unobservable Inputs (Level 3) [Member]
Fair Value of Financial Instruments [Line Items]
Cash equivalents	0	0
Restricted time deposits	0	0
Short-term investments	0	0
Investment in debt securities		0
Total	$ 0	$ 0